Employee Benefit Plans (Fair Value Of Pension Assets By Asset Category) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended																																																																																																																																12 Months Ended
	Dec. 31, 2011 Traded Government Bonds [Member]	Dec. 31, 2010 Traded Government Bonds [Member]	Dec. 31, 2011 Corporate Bonds [Member]	Dec. 31, 2010 Corporate Bonds [Member]	Dec. 31, 2011 Mortgage-Backed Securities [Member]	Dec. 31, 2010 Mortgage-Backed Securities [Member]	Dec. 31, 2011 Pension Plans [Member]	Dec. 31, 2010 Pension Plans [Member]	Dec. 31, 2009 Pension Plans [Member]	Dec. 31, 2008 Pension Plans [Member]	Dec. 31, 2011 Pension Plans [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2010 Pension Plans [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2011 Pension Plans [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Pension Plans [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Pension Plans [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Pension Plans [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Pension Plans [Member] Cash And Cash Equivalents [Member]	Dec. 31, 2010 Pension Plans [Member] Cash And Cash Equivalents [Member]	Dec. 31, 2011 Pension Plans [Member] Cash And Cash Equivalents [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2010 Pension Plans [Member] Cash And Cash Equivalents [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2011 Pension Plans [Member] Cash And Cash Equivalents [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Pension Plans [Member] Cash And Cash Equivalents [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Pension Plans [Member] Cash And Cash Equivalents [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Pension Plans [Member] Cash And Cash Equivalents [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Pension Plans [Member] Fixed Income Funds [Member]		Dec. 31, 2010 Pension Plans [Member] Fixed Income Funds [Member]		Dec. 31, 2011 Pension Plans [Member] Fixed Income Funds [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2010 Pension Plans [Member] Fixed Income Funds [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2011 Pension Plans [Member] Fixed Income Funds [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2010 Pension Plans [Member] Fixed Income Funds [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2011 Pension Plans [Member] Fixed Income Funds [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2010 Pension Plans [Member] Fixed Income Funds [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2011 Pension Plans [Member] Balanced Fund [Member]		Dec. 31, 2010 Pension Plans [Member] Balanced Fund [Member]		Dec. 31, 2011 Pension Plans [Member] Balanced Fund [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2010 Pension Plans [Member] Balanced Fund [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2011 Pension Plans [Member] Balanced Fund [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2010 Pension Plans [Member] Balanced Fund [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2011 Pension Plans [Member] Balanced Fund [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2010 Pension Plans [Member] Balanced Fund [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2011 Pension Plans [Member] Real Estate Fund [Member]	Dec. 31, 2010 Pension Plans [Member] Real Estate Fund [Member]	Dec. 31, 2011 Pension Plans [Member] Real Estate Fund [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2010 Pension Plans [Member] Real Estate Fund [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2011 Pension Plans [Member] Real Estate Fund [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Pension Plans [Member] Real Estate Fund [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Pension Plans [Member] Real Estate Fund [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Pension Plans [Member] Real Estate Fund [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Pension Plans [Member] Insurance Assets [Member]	Dec. 31, 2010 Pension Plans [Member] Insurance Assets [Member]	Dec. 31, 2011 Pension Plans [Member] Insurance Assets [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2010 Pension Plans [Member] Insurance Assets [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2011 Pension Plans [Member] Insurance Assets [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Pension Plans [Member] Insurance Assets [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Pension Plans [Member] Insurance Assets [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Pension Plans [Member] Insurance Assets [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Pension Plans [Member] Other Investments [Member]		Dec. 31, 2010 Pension Plans [Member] Other Investments [Member]		Dec. 31, 2011 Pension Plans [Member] Other Investments [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2010 Pension Plans [Member] Other Investments [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2011 Pension Plans [Member] Other Investments [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2010 Pension Plans [Member] Other Investments [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2011 Pension Plans [Member] Other Investments [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2010 Pension Plans [Member] Other Investments [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2011 Pension Plans [Member] Company Stock [Member] Equity Securities [Member]	Dec. 31, 2010 Pension Plans [Member] Company Stock [Member] Equity Securities [Member]	Dec. 31, 2011 Pension Plans [Member] Company Stock [Member] Equity Securities [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2010 Pension Plans [Member] Company Stock [Member] Equity Securities [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2011 Pension Plans [Member] Company Stock [Member] Equity Securities [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Pension Plans [Member] Company Stock [Member] Equity Securities [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Pension Plans [Member] Company Stock [Member] Equity Securities [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Pension Plans [Member] Company Stock [Member] Equity Securities [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Pension Plans [Member] Equity Funds [Member] Equity Securities [Member]		Dec. 31, 2010 Pension Plans [Member] Equity Funds [Member] Equity Securities [Member]		Dec. 31, 2011 Pension Plans [Member] Equity Funds [Member] Equity Securities [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2010 Pension Plans [Member] Equity Funds [Member] Equity Securities [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2011 Pension Plans [Member] Equity Funds [Member] Equity Securities [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2010 Pension Plans [Member] Equity Funds [Member] Equity Securities [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2011 Pension Plans [Member] Equity Funds [Member] Equity Securities [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2010 Pension Plans [Member] Equity Funds [Member] Equity Securities [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2011 Pension Plans [Member] International Equity Funds [Member] Equity Securities [Member]		Dec. 31, 2010 Pension Plans [Member] International Equity Funds [Member] Equity Securities [Member]		Dec. 31, 2011 Pension Plans [Member] International Equity Funds [Member] Equity Securities [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2010 Pension Plans [Member] International Equity Funds [Member] Equity Securities [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2011 Pension Plans [Member] International Equity Funds [Member] Equity Securities [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2010 Pension Plans [Member] International Equity Funds [Member] Equity Securities [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2011 Pension Plans [Member] International Equity Funds [Member] Equity Securities [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2010 Pension Plans [Member] International Equity Funds [Member] Equity Securities [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2011 Non-U.S. Pension Plans [Member] Equity Securities [Member]	Dec. 31, 2011 Non-U.S. Pension Plans [Member] Traded Government Bonds [Member]	Dec. 31, 2011 Non-U.S. Pension Plans [Member] Corporate Bonds [Member]	Dec. 31, 2011 Non-U.S. Pension Plans [Member] International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total							$ 834.4	$ 751.2	$ 635.6	$ 563.9	$ 447.7	$ 560.2	$ 367.9	$ 173.8	$ 18.8	$ 17.2	$ 43.9	$ 12.0	$ 43.9	$ 12.0	$ 0	$ 0	$ 0	$ 0	$ 507.8	[1]	$ 309.8	[1]	$ 200.2	[1]	$ 265.5	[1]	$ 307.6	[1]	$ 44.3	[1]	$ 0	[1]	$ 0	[1]	$ 22.5	[2]	$ 23.1	[2]	$ 22.5	[2]	$ 23.1	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 2.7	$ 3.0	$ 0	$ 0	$ 0	$ 0	$ 2.7	$ 3.0	$ 16.1	$ 14.2	$ 0	$ 0	$ 0	$ 0	$ 16.1	$ 14.2	$ 33.3	[3]	$ 38.5	[3]	$ 0	[3]	$ 0	[3]	$ 33.3	[3]	$ 38.5	[3]	$ 0	[3]	$ 0	[3]	$ 52.9	$ 62.8	$ 52.9	$ 62.8	$ 0	$ 0	$ 0	$ 0	$ 133.5	[4]	$ 198.3	[4]	$ 128.2	[4]	$ 196.8	[4]	$ 5.3	[4]	$ 1.5	[4]	$ 0	[4]	$ 0	[4]	$ 21.7	[5]	$ 89.5	[5]	$ 0	[5]	$ 0	[5]	$ 21.7	[5]	$ 89.5	[5]	$ 0	[5]	$ 0	[5]
Percentage of investment in diversified portfolio	38.00%	61.00%	62.00%	35.00%	0.00%	4.00%																																																																																																																											16.00%	24.00%	24.00%	36.00%

[1]	Funds which invest in a diversified portfolio of publicly traded government bonds, corporate bonds and mortgage-backed securities, approximately 38%, 62%, and 0%, respectively, as of December 31, 2011, and approximately 61%, 35%, and 4%, respectively, as of December 31, 2010. There are no restrictions on these investments.
[2]	Represents non-U.S. entity plan assets invested in a pooled publicly traded fund with underlying investments in a diversified portfolio of securities comprised of approximately 16% U.S. equities, 36% international equities, 24% corporate bonds, and 24% government bonds. There are no restrictions on these investments.
[3]	Represents non-U.S. entity plan assets invested in a fund that invests in funds with underlying investments comprised of equity and debt securities, all of which have publicly available quoted market prices.
[4]	Funds which invest in a diversified portfolio of publicly traded U.S. common stocks of large-cap, medium-cap, and small-cap companies. There are no restrictions on these investments.
[5]	Funds which invest in a diversified portfolio of publicly traded common stock of non-U.S. companies, primarily in Europe. There are no restrictions on these investments.